Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,605,000
Previously Paid Amount	0.00
Total Fee Amount	635.95
Total Offset Amount	0.00
Net Fee	635.95
Narrative - Max Aggregate Offering Price	$ 4,605,000
Final Prospectus	true